UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund:  BlackRock Science and Technology Trust (BST)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and

Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 0.5%
LG Chem Ltd.	6,906	$1,981,961
Communications Equipment — 0.9%
Finisar Corp. (a)	96,600	1,761,984
Lumentum Holdings, Inc. (a)	74,800	2,017,356

		3,779,340
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc. (b)	76,700	2,993,601
Electronic Equipment, Instruments & Components — 3.2%
Alps Electric Co. Ltd.	74,200	1,294,725
CDW Corp. (b)	82,300	3,415,450
Coherent, Inc. (a)	24,700	2,269,930
Flextronics International Ltd. (a)	147,600	1,780,056
Largan Precision Co. Ltd.	25,000	1,937,728
Samsung SDI Co. Ltd.	3,479	301,204
Universal Display Corp. (a)(b)	50,700	2,742,870

		13,741,963
Hotels, Restaurants & Leisure — 0.9%
Six Flags Entertainment Corp. (b)	69,800	3,873,202
Household Durables — 0.8%
Sony Corp.	141,100	3,627,842
Internet & Catalog Retail — 5.5%
Amazon.com, Inc. (a)(b)	26,000	15,434,640
Ctrip.com International Ltd. — ADR (a)(b)	54,100	2,394,466
Ensogo Ltd. (a)	173,282	225,417
Netflix, Inc. (a)(b)	49,820	5,093,099

		23,147,622
Internet Software & Services — 19.4%
58.com, Inc. — ADR (a)(b)	37,600	2,092,440
Alibaba Group Holding Ltd. — ADR (a)(b)	64,200	5,073,725
Alphabet, Inc., Class A (a)(b)	40,700	31,050,030
comScore, Inc. (a)(b)	81,650	2,452,766
Cvent, Inc. (a)(b)	76,900	1,645,660
Facebook, Inc., Class A (a)(b)	198,400	22,637,440
Hortonworks, Inc. (a)	89,735	1,014,006
Instructure, Inc. (a)	75,400	1,352,676
New Relic, Inc. (a)(b)	44,300	1,155,344
Scout24 AG (a)(c)	74,300	2,571,349
Tencent Holdings Ltd.	556,200	11,371,158

		82,416,594
IT Services — 12.9%
Amdocs Ltd. (b)	42,800	2,585,976
Euronet Worldwide, Inc. (a)(b)	51,100	3,787,021
Fidelity National Information Services, Inc.	56,500	3,577,015
Global Payments, Inc. (b)	70,000	4,571,000
HCL Technologies Ltd.	188,300	2,314,293
Luxoft Holding, Inc. (a)	46,400	2,553,392
MasterCard, Inc., Class A (b)	99,300	9,383,850
PayPal Holdings, Inc. (a)(b)	75,300	2,906,580

Common Stocks	Shares	Value
IT Services (continued)
Sabre Corp.	177,300	$5,127,516
Visa, Inc., A Shares (b)	156,800	11,992,064
WNS Holdings Ltd. — ADR (a)	85,500	2,619,720
Worldpay Group PLC (a)(c)	789,400	3,110,036

		54,528,463
Media — 5.1%
Comcast Corp., Class A (b)	38,200	2,333,256
Eros International PLC (a)(b)(d)	154,305	1,776,051
IMAX China Holding, Inc. (a)(c)	253,600	1,536,826
Naspers Ltd., N Shares	45,600	6,356,629
REA Group Ltd.	67,800	2,806,272
Stroeer SE & Co KGaA	64,900	4,071,825
Wolters Kluwer NV	65,500	2,610,674

		21,491,533
Professional Services — 1.3%
TechnoPro Holdings, Inc.	109,200	3,237,015
TransUnion (a)	78,100	2,156,341

		5,393,356
Real Estate Investment Trusts (REITs) — 5.5%
Crown Castle International Corp. (b)	87,000	7,525,500
Digital Realty Trust, Inc. (b)	85,000	7,521,650
Equinix, Inc. (b)	25,451	8,416,900

		23,464,050
Semiconductors & Semiconductor Equipment — 15.9%
Applied Materials, Inc. (b)	183,000	3,875,940
ASML Holding NV	65,400	6,581,506
BE Semiconductor Industries NV	91,100	2,489,207
Broadcom Ltd. (b)	64,196	9,918,282
Cavium, Inc. (a)(b)	34,600	2,116,136
Eo Technics Co. Ltd.	31,000	3,240,461
Lam Research Corp.	56,500	4,666,900
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	77,600	3,398,104
Micron Technology, Inc. (a)(b)	141,400	1,480,458
Microsemi Corp. (a)(b)	61,600	2,359,896
NVIDIA Corp. (b)	129,900	4,628,337
NXP Semiconductors NV (a)(b)	40,500	3,283,335
Qorvo, Inc. (a)(b)	29,700	1,497,177
QUALCOMM, Inc. (b)	78,300	4,004,262
Silicon Motion Technology Corp. — ADR (b)	61,400	2,382,934
Taiwan Semiconductor Manufacturing Co. Ltd.	1,471,000	7,337,103
Vanguard International Semiconductor Corp.	1,604,000	2,505,912
Viatron Technologies, Inc.	73,300	1,696,294

		67,462,244
Software — 17.4%
Activision Blizzard, Inc. (b)	184,000	6,226,560
Adobe Systems, Inc. (a)(b)	66,100	6,200,180
Atlassian Corp. PLC, Class A (a)(b)	75,600	1,901,340
Electronic Arts, Inc. (a)(b)	69,800	4,614,478

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
AUD	Australian Dollar	JPY	Japanese Yen	USD	U.S. Dollar
EUR	Euro	KRW	Korean Won	ZAR	South African Rand
GBP	British Pound

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Common Stocks	Shares	Value
Software (continued)
Imperva, Inc. (a)	44,700	$2,257,350
Microsoft Corp. (b)	421,400	23,273,922
Nintendo Co. Ltd.	39,900	5,671,716
Oracle Corp. (b)	266,600	10,906,606
Proofpoint, Inc. (a)(b)	48,800	2,624,464
salesforce.com, Inc. (a)(b)	57,500	4,245,225
Sophos Group PLC (c)	405,500	1,267,939
Workday, Inc., Class A (a)(b)	34,000	2,612,560
Zendesk, Inc. (a)(b)	87,600	1,833,468

		73,635,808
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. (b)	228,800	24,936,912
Catcher Technology Co. Ltd.	307,000	2,516,098
Wistron Corp.	3,367,000	2,079,513

		29,532,523
Total Common Stocks — 97.0%		411,070,102

Preferred Stocks
Internet & Catalog Retail — 0.6%
Jasper Infotech Private Ltd., Series I (Acquired 8/18/15, Cost 1,998,435) (a)(e)	1,054	2,609,704
Internet Software & Services — 2.9%
Uber Technologies, Inc., Series E (Acquired 12/4/14, Cost $3,000,048), 0.00% (a)(e)	90,044	4,391,644
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, Cost $3,016,964) (a)(e)	110,003	4,187,814
Zuora, Inc. (Acquired 1/16/15, Cost $3,894,522), 0.00% (a)(e)	1,025,063	3,395,214

		11,974,672
Software — 0.3%
Illumio, Inc., Series C (Acquired 3/11/15, Cost $1,500,001), 0.00% (a)(e)	466,730	1,372,606
Total Preferred Stocks — 3.8%		15,956,982
Total Long-Term Investments (Cost — $363,256,612) — 100.8%		427,027,084

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (f)(g)	1,447,817	$1,447,817
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.55% (f)(g)(h)	$362	362,400
Total Short-Term Securities (Cost — $1,810,217) — 0.4%		1,810,217
Total Investments Before Options Written (Cost — $365,066,829*) — 101.2%		428,837,301

Options Written
(Premiums Received — $3,841,820) — (1.3)%		(5,656,934)
Total Investments Net of Options Written — 99.9%		423,180,367
Other Assets Less Liabilities — 0.1%		510,944

Net Assets — 100.0%		$423,691,311

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$366,134,829

Gross unrealized appreciation	$70,625,736
Gross unrealized depreciation	(7,923,264)

Net unrealized appreciation	$62,702,472

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	Restricted security as to resale, excluding 144A securities. As of report date, the Trust held restricted securities with a current value of $15,956,982 and an original cost of $13,409,970 which was 3.8% of its net assets.

(f)	Current yield as of period end.

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

(g)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	604,146	843,671	1,447,817	$2,456
BlackRock Liquidity Series, LLC, Money Market Series	$119,000	$243,400	$ 362,400	$4,811	[1]
Total				$7,267

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Activision Blizzard, Inc.	Call	4/01/16	USD	33.00	368	$(32,568)
Alibaba Group Holding Ltd. — ADR	Call	4/01/16	USD	70.00	63	(57,172)
Applied Materials, Inc.	Call	4/01/16	USD	19.50	220	(38,280)
Broadcom Ltd.	Call	4/01/16	USD	140.00	100	(147,000)
Microsoft Corp.	Call	4/01/16	USD	54.00	131	(16,768)
Netflix, Inc.	Call	4/01/16	USD	98.00	95	(40,850)
NXP Semiconductors NV	Call	4/01/16	USD	80.00	66	(8,910)
Visa, Inc., A Shares	Call	4/01/16	USD	75.50	87	(9,483)
Visa, Inc., A Shares	Call	4/01/16	USD	76.00	43	(2,816)
Alibaba Group Holding Ltd. — ADR	Call	4/08/16	USD	73.50	17	(9,562)
Amazon.com, Inc.	Call	4/08/16	USD	580.00	11	(19,278)
Apple, Inc.	Call	4/08/16	USD	100.00	96	(86,880)
Ctrip.com International Ltd. — ADR	Call	4/08/16	USD	43.00	75	(12,750)
Electronic Arts, Inc.	Call	4/08/16	USD	67.00	46	(2,737)
Facebook, Inc., Class A	Call	4/08/16	USD	113.00	49	(10,364)
Facebook, Inc., Class A	Call	4/08/16	USD	114.00	100	(15,250)
Facebook, Inc., Class A	Call	4/08/16	USD	115.00	51	(5,304)
MasterCard, Inc., Class A	Call	4/08/16	USD	89.50	25	(12,750)
Micron Technology, Inc.	Call	4/08/16	USD	13.00	205	(205)
Microsoft Corp.	Call	4/08/16	USD	54.00	129	(18,447)
Microsoft Corp.	Call	4/08/16	USD	54.50	64	(6,720)
Netflix, Inc.	Call	4/08/16	USD	105.00	89	(10,992)
PayPal Holdings, Inc.	Call	4/08/16	USD	38.50	62	(4,805)
Visa, Inc., A Shares	Call	4/08/16	USD	75.50	86	(12,341)
58.com, Inc. — ADR	Call	4/15/16	USD	55.00	153	(34,425)
Adobe Systems, Inc.	Call	4/15/16	USD	90.00	145	(62,350)
Alibaba Group Holding Ltd. — ADR	Call	4/15/16	USD	70.00	46	(42,205)
Alphabet, Inc., Class A	Call	4/15/16	USD	760.00	73	(90,885)
Amdocs Ltd.	Call	4/15/16	USD	57.50	30	(9,300)
Amdocs Ltd.	Call	4/15/16	USD	60.00	120	(13,500)
Apple, Inc.	Call	4/15/16	USD	100.00	96	(87,840)
Applied Materials, Inc.	Call	4/15/16	USD	18.00	210	(69,300)
Atlassian Corp. PLC, Class A	Call	4/15/16	USD	25.00	207	(18,112)
Cavium, Inc.	Call	4/15/16	USD	65.00	182	(8,645)
CDW Corp.	Call	4/15/16	USD	40.00	144	(28,800)
Cogent Communications Holdings, Inc.	Call	4/15/16	USD	35.00	22	(8,250)
Cogent Communications Holdings, Inc.	Call	4/15/16	USD	40.00	60	(2,850)
Comcast Corp., Class A	Call	4/15/16	USD	60.00	7	(962)
comScore, Inc.	Call	4/15/16	USD	35.00	225	(9,000)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Crown Castle International Corp.	Call	4/15/16	USD	87.50	118	$(5,900)
Cvent, Inc.	Call	4/15/16	USD	22.50	120	(3,000)
Electronic Arts, Inc.	Call	4/15/16	USD	67.50	47	(3,572)
Equinix, Inc.	Call	4/15/16	USD	320.00	90	(121,950)
Eros International PLC	Call	4/15/16	USD	12.50	270	(8,100)
Euronet Worldwide, Inc.	Call	4/15/16	USD	75.00	178	(19,580)
Facebook, Inc., Class A	Call	4/15/16	USD	110.00	225	(110,250)
Global Payments, Inc.	Call	4/15/16	USD	60.00	122	(64,660)
M/A-COM Technology Solutions Holdings, Inc.	Call	4/15/16	USD	45.00	136	(13,600)
MasterCard, Inc., Class A	Call	4/15/16	USD	90.00	26	(12,090)
Microsemi Corp.	Call	4/15/16	USD	40.00	40	(1,800)
Microsoft Corp.	Call	4/15/16	USD	55.00	127	(11,620)
New Relic, Inc.	Call	4/15/16	USD	25.00	60	(9,900)
New Relic, Inc.	Call	4/15/16	USD	30.00	183	(6,405)
Oracle Corp.	Call	4/15/16	USD	39.00	100	(20,050)
PayPal Holdings, Inc.	Call	4/15/16	USD	38.50	30	(3,000)
Proofpoint, Inc.	Call	4/15/16	USD	55.00	60	(8,400)
Qorvo, Inc.	Call	4/15/16	USD	50.00	100	(19,500)
QUALCOMM, Inc.	Call	4/15/16	USD	52.50	114	(3,363)
salesforce.com, Inc.	Call	4/15/16	USD	72.50	120	(28,260)
Silicon Motion Technology Corp. — ADR	Call	4/15/16	USD	35.00	123	(47,355)
Six Flags Entertainment Corp.	Call	4/15/16	USD	55.00	130	(15,925)
Universal Display Corp.	Call	4/15/16	USD	55.00	100	(13,000)
Zendesk, Inc.	Call	4/15/16	USD	20.00	160	(20,000)
Amazon.com, Inc.	Call	4/22/16	USD	597.50	80	(155,600)
Ctrip.com International Ltd. — ADR	Call	4/22/16	USD	44.00	75	(12,375)
Facebook, Inc., Class A	Call	4/22/16	USD	112.00	254	(113,030)
Netflix, Inc.	Call	4/22/16	USD	105.00	90	(53,100)
NVIDIA Corp.	Call	4/22/16	USD	35.50	135	(15,390)
Oracle Corp.	Call	4/22/16	USD	39.00	100	(20,700)
PayPal Holdings, Inc.	Call	4/22/16	USD	39.50	60	(4,800)
Visa, Inc., A Shares	Call	4/22/16	USD	72.50	248	(108,500)
Workday, Inc., Class A	Call	4/22/16	USD	74.50	120	(48,000)
Flextronics International Ltd.	Call	4/27/16	USD	11.81	25,800	(15,003)
Cogent Communications Holdings, Inc.	Call	4/28/16	USD	37.00	130	(33,856)
Alibaba Group Holding Ltd. — ADR	Call	4/29/16	USD	75.50	210	(105,525)
Alphabet, Inc., Class A	Call	4/29/16	USD	780.00	37	(62,530)
Apple, Inc.	Call	4/29/16	USD	109.00	266	(92,435)
Broadcom Ltd.	Call	4/29/16	USD	149.00	135	(117,450)
Ctrip.com International Ltd. — ADR	Call	4/29/16	USD	46.00	40	(4,100)
Electronic Arts, Inc.	Call	4/29/16	USD	68.50	50	(4,275)
Facebook, Inc., Class A	Call	4/29/16	USD	116.00	15	(5,362)
Microsoft Corp.	Call	4/29/16	USD	55.50	289	(43,784)
Microsoft Corp.	Call	4/29/16	USD	56.00	102	(13,056)
NVIDIA Corp.	Call	4/29/16	USD	35.50	135	(17,415)
NXP Semiconductors NV	Call	4/29/16	USD	82.50	76	(23,180)
Oracle Corp.	Call	4/29/16	USD	39.00	222	(47,286)
PayPal Holdings, Inc.	Call	4/29/16	USD	40.00	81	(10,125)
QUALCOMM, Inc.	Call	4/29/16	USD	53.50	8	(616)
Flextronics International Ltd.	Call	5/05/16	USD	11.81	25,800	(16,213)
Alphabet, Inc., Class A	Call	5/06/16	USD	785.00	36	(59,040)
MasterCard, Inc., Class A	Call	5/06/16	USD	95.50	143	(27,170)
NVIDIA Corp.	Call	5/06/16	USD	37.00	184	(14,168)
PayPal Holdings, Inc.	Call	5/06/16	USD	40.00	31	(4,340)
QUALCOMM, Inc.	Call	5/06/16	USD	54.00	8	(568)
salesforce.com, Inc.	Call	5/06/16	USD	73.00	81	(24,422)
Visa, Inc., A Shares	Call	5/06/16	USD	75.00	85	(25,670)
Alibaba Group Holding Ltd. — ADR	Call	5/20/16	USD	80.00	17	(5,695)
Atlassian Corp. PLC, Class A	Call	5/20/16	USD	25.00	100	(21,250)
Comcast Corp., Class A	Call	5/20/16	USD	60.00	70	(16,555)
Crown Castle International Corp.	Call	5/20/16	USD	87.50	170	(28,050)
Digital Realty Trust, Inc.	Call	5/20/16	USD	90.00	128	(25,280)
Euronet Worldwide, Inc.	Call	5/20/16	USD	75.00	178	(57,850)
MasterCard, Inc., Class A	Call	5/20/16	USD	92.50	153	(61,200)
Microsemi Corp.	Call	5/20/16	USD	40.00	87	(12,615)

4	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Oracle Corp.	Call	5/20/16	USD	41.00	112	$(10,864)
Proofpoint, Inc.	Call	5/20/16	USD	60.00	110	(17,050)
QUALCOMM, Inc.	Call	5/20/16	USD	52.50	26	(3,640)
Silicon Motion Technology Corp. — ADR	Call	5/20/16	USD	40.00	105	(18,375)
Microsemi Corp.	Call	6/17/16	USD	40.00	88	(16,060)
Total						$(3,233,504)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Adobe Systems, Inc.	Call	Credit Suisse International	4/04/16	USD	91.95	8,700	$(18,608)
Instructure, Inc.	Call	Morgan Stanley & Co. International PLC	4/04/16	USD	16.63	15,000	(20,758)
Six Flags Entertainment Corp.	Call	Deutsche Bank AG	4/04/16	USD	52.24	25,300	(86,467)
TransUnion	Call	UBS AG	4/04/16	USD	26.18	7,800	(11,963)
Alps Electric Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/05/16	JPY	1,995.44	26,000	(8,386)
LG Chem Ltd.	Call	Morgan Stanley & Co. International PLC	4/05/16	KRW	312,928.86	2,400	(33,274)
Naspers Ltd., N Shares	Call	UBS AG	4/05/16	ZAR	1,876.49	3,600	(45,992)
REA Group Ltd.	Call	Morgan Stanley & Co. International PLC	4/05/16	AUD	51.41	18,000	(36,446)
Viatron Technologies, Inc.	Call	Morgan Stanley & Co. International PLC	4/05/16	KRW	25,827.30	25,600	(25,058)
Catcher Technology Co. Ltd.	Call	Deutsche Bank AG	4/06/16	TWD	257.92	20,000	(6,608)
Nintendo Co. Ltd.	Call	UBS AG	4/06/16	JPY	15,684.84	3,300	(14,920)
Sony Corp.	Call	UBS AG	4/06/16	JPY	2,424.44	24,400	(101,764)
Stroeer SE & Co KGaA	Call	Bank of America N.A.	4/06/16	EUR	55.55	9,000	(11,116)
Wistron Corp.	Call	JPMorgan Chase Bank N.A.	4/06/16	TWD	20.74	589,000	(1,920)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/07/16	GBP	2.94	73,500	(705)
ASML Holding NV	Call	Morgan Stanley & Co. International PLC	4/08/16	EUR	88.83	2,000	(2,715)
Lam Research Corp.	Call	Goldman Sachs International	4/08/16	USD	72.15	16,500	(172,551)
Wolters Kluwer NV	Call	Deutsche Bank AG	4/08/16	EUR	34.94	7,400	(4,614)
Luxoft Holding, Inc.	Call	Citibank N.A.	4/11/16	USD	55.60	13,000	(23,562)
ASML Holding NV	Call	UBS AG	4/12/16	EUR	78.67	11,100	(123,500)
Eo Technics Co. Ltd.	Call	Bank of America N.A.	4/12/16	KRW	127,325.68	5,400	(9,132)
Naspers Ltd., N Shares	Call	Morgan Stanley & Co. International PLC	4/12/16	ZAR	1,896.41	3,600	(43,708)
Sabre Corp.	Call	Morgan Stanley & Co. International PLC	4/12/16	USD	27.33	23,000	(38,704)
Crown Castle International Corp.	Call	Credit Suisse International	4/13/16	USD	87.88	19,000	(6,384)
REA Group Ltd.	Call	UBS AG	4/13/16	AUD	53.44	5,700	(5,830)
Scout24 AG	Call	Morgan Stanley & Co. International PLC	4/13/16	EUR	30.00	6,500	(8,240)
Catcher Technology Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/14/16	TWD	286.00	88,000	(10,313)
Largan Precision Co. Ltd.	Call	Goldman Sachs International	4/14/16	TWD	2,751.96	5,000	(5,556)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/14/16	TWD	153.52	418,000	(110,519)
TechnoPro Holdings, Inc.	Call	JPMorgan Chase Bank N.A.	4/14/16	JPY	3,257.76	14,000	(21,382)
TransUnion	Call	Société Générale	4/14/16	USD	27.00	10,500	(14,458)
Wistron Corp.	Call	JPMorgan Chase Bank N.A.	4/14/16	TWD	20.74	589,000	(4,900)
Worldpay Group PLC	Call	UBS AG	4/14/16	GBP	3.22	80,000	(136)
Coherent, Inc.	Call	Morgan Stanley & Co. International PLC	4/20/16	USD	88.18	8,600	(38,930)
Eo Technics Co. Ltd.	Call	Bank of America N.A.	4/20/16	KRW	127,325.68	5,400	(14,863)
Fidelity National Information Services, Inc.	Call	Citibank N.A.	4/20/16	USD	63.33	15,500	(18,019)
Sabre Corp.	Call	Citibank N.A.	4/20/16	USD	28.61	16,000	(14,672)
Taiwan Semiconductor Manufacturing Co. Ltd.	Call	JPMorgan Chase Bank N.A.	4/20/16	TWD	154.53	96,000	(22,645)
Wolters Kluwer NV	Call	Morgan Stanley & Co. International PLC	4/20/16	EUR	32.15	18,000	(60,190)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/20/16	GBP	3.16	44,400	(367)
TechnoPro Holdings, Inc.	Call	Goldman Sachs International	4/21/16	JPY	3,239.32	24,300	(45,183)
Tencent Holdings Ltd.	Call	Bank of America N.A.	4/21/16	HKD	150.69	110,000	(120,930)
Vanguard International Semiconductor Corp.	Call	JPMorgan Chase Bank N.A.	4/21/16	TWD	51.68	216,000	(7,208)
M/A-COM Technology Solutions Holdings, Inc.	Call	JPMorgan Chase Bank N.A.	4/22/16	USD	45.15	13,500	(19,272)
Zendesk, Inc.	Call	Goldman Sachs International	4/25/16	USD	20.57	32,000	(34,900)
BE Semiconductor Industries NV	Call	Credit Suisse International	4/26/16	EUR	23.43	31,900	(39,747)
Naspers Ltd., N Shares	Call	Deutsche Bank AG	4/26/16	ZAR	1,915.73	8,500	(107,132)
Nintendo Co. Ltd.	Call	UBS AG	4/26/16	JPY	16,926.96	2,100	(5,280)

MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	2.29	20,000	$(2,350)
Worldpay Group PLC	Call	Goldman Sachs International	4/26/16	GBP	2.90	35,300	(2,544)
Worldpay Group PLC	Call	Morgan Stanley & Co. International PLC	4/26/16	GBP	3.11	52,000	(1,093)
Fidelity National Information Services, Inc.	Call	Citibank N.A.	4/27/16	USD	63.33	15,500	(20,979)
Sophos Group PLC	Call	Morgan Stanley & Co. International PLC	4/27/16	GBP	2.25	20,000	(2,834)
Tencent Holdings Ltd.	Call	Bank of America N.A.	4/27/16	HKD	155.08	55,000	(40,940)
Vanguard International Semiconductor Corp.	Call	UBS AG	4/27/16	TWD	51.42	175,000	(7,480)
CDW Corp.	Call	Deutsche Bank AG	4/28/16	USD	41.45	14,500	(22,034)
Atlassian Corp. PLC, Class A	Call	Citibank N.A.	4/29/16	USD	25.01	10,800	(12,791)
Global Payments, Inc.	Call	Goldman Sachs International	4/29/16	USD	61.40	12,300	(57,611)
Silicon Motion Technology Corp. — ADR	Call	Morgan Stanley & Co. International PLC	4/29/16	USD	36.82	11,000	(29,076)
Universal Display Corp.	Call	UBS AG	4/29/16	USD	56.70	18,000	(24,077)
Stroeer SE & Co KGaA	Call	Morgan Stanley & Co. International PLC	5/03/16	EUR	56.49	14,000	(34,738)
Sabre Corp.	Call	Barclays Bank PLC	5/04/16	USD	29.36	23,000	(18,909)
Tencent Holdings Ltd.	Call	Bank of America N.A.	5/04/16	HKD	155.84	55,000	(41,484)
Vanguard International Semiconductor Corp.	Call	UBS AG	5/04/16	TWD	51.67	175,000	(8,129)
Hortonworks, Inc.	Call	Deutsche Bank AG	5/05/16	USD	11.91	12,500	(8,882)
Worldpay Group PLC	Call	UBS AG	5/05/16	GBP	2.85	149,000	(18,071)
Lumentum Holdings, Inc.	Call	Deutsche Bank AG	5/09/16	USD	26.68	26,000	(46,927)
WNS Holdings Ltd. — ADR	Call	Citibank N.A.	5/09/16	USD	30.70	17,000	(24,296)
Digital Realty Trust, Inc.	Call	Morgan Stanley & Co. International PLC	5/10/16	USD	85.65	17,000	(64,572)
Imperva, Inc.	Call	Deutsche Bank AG	5/10/16	USD	48.75	8,000	(38,218)
Nintendo Co. Ltd.	Call	Bank of America N.A.	5/10/16	JPY	17,640.00	9,000	(34,713)
REA Group Ltd.	Call	UBS AG	5/10/16	AUD	54.53	13,500	(16,641)
Sony Corp.	Call	Bank of America N.A.	5/10/16	JPY	2,998.32	25,000	(19,826)
Sophos Group PLC	Call	Goldman Sachs International	5/10/16	GBP	2.28	40,000	(6,567)
TransUnion	Call	Citibank N.A.	5/12/16	USD	26.95	9,000	(16,259)
Finisar Corp.	Call	UBS AG	5/13/16	USD	17.67	38,000	(43,703)
Digital Realty Trust, Inc.	Call	Morgan Stanley & Co. International PLC	5/24/16	USD	85.65	17,000	(69,608)
Imperva, Inc.	Call	Deutsche Bank AG	5/24/16	USD	48.75	8,000	(43,125)
Cogent Communications Holdings, Inc.	Call	Bank of America N.A.	5/25/16	USD	38.74	21,600	(65,426)
Total							$(2,423,430)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	—	$ 1,981,961	—	$ 1,981,961
Communications Equipment	$ 3,779,340	—	—	3,779,340
Diversified Telecommunication Services	2,993,601	—	—	2,993,601
Electronic Equipment, Instruments & Components	10,208,306	3,533,657	—	13,741,963
Hotels, Restaurants & Leisure	3,873,202	—	—	3,873,202
Household Durables	—	3,627,842	—	3,627,842
Internet & Catalog Retail	22,922,205	225,417	—	23,147,622
Internet Software & Services	68,474,087	13,942,507	—	82,416,594
IT Services	49,104,134	5,424,329	—	54,528,463
Media	4,109,307	17,382,226	—	21,491,533
Professional Services	2,156,341	3,237,015	—	5,393,356
Real Estate Investment Trusts (REITs)	23,464,050	—	—	23,464,050
Semiconductors & Semiconductor Equipment	43,611,761	23,850,483	—	67,462,244
Software	66,696,153	6,939,655	—	73,635,808
Technology Hardware, Storage & Peripherals	24,936,912	4,595,611	—	29,532,523
Preferred Stocks	—	—	$ 15,956,982	15,956,982
Short-Term Securities	1,447,817	362,400	—	1,810,217

Total	$ 327,777,216	$ 85,103,103	$ 15,956,982	$ 428,837,301

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$ (3,168,433)	$ (2,488,501)		$ (5,656,934)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 54,222	—	—	$ 54,222
Cash pledged as collateral for OTC derivatives	1,560,000	—	—	1,560,000
Liabilities:
Bank overdraft	—	$ (100,191)	—	(100,191)
Collateral on securities loaned at value	—	(362,400)	—	(362,400)

Total	$ 1,614,222	$ (462,591)	—	$ 1,151,631

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 [1]	Transfers into Level 2 [1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	—	$ 36,486,808	$ 36,486,808	—

MARCH 31, 2016	7

Schedule of Investments (concluded)	BlackRock Science and Technology Trust (BST)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2015	$15,696,540
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1,2]	$ 260,442
Purchases	—
Sales	—

Closing Balance, as of March 31, 2016	$15,956,982

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2016[2]	$ 260,442

[1]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$15,956,982	Market Comparables	Priced to new financing round[1]	—	—
			Revenue Multiple[1]	32.79x	—
			Revenue Growth Rate[1]	373.00%	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%	—
			IPO Exit Probability[1]	70.00% - 80.00%	71.86%
			Merger and Acquisition Probability[1]	15.00% - 25.00%	23.14%
			Revenue Growth Rate[1]	72.60% - 86.00%	78.42%
			Revenue Growth Rate[1]	766.00%	—
			Revenue Multiple[1]	1.85x - 4.00x	3.05x
			Revenue Multiple[1]	52.50x - 75.00x	—
			Time to Exit[2]	1-3 years	—

Total	$15,956,982

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

8	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust

Date: May 23, 2016